Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Condensed Interim Consolidated Statements Of Loss And Comprehensive Loss Unaudited Abstract
Basic and diluted loss per common share attributable to Versus Systems Inc. (in Dollars per share)	$ (0.13)	$ (0.08)	$ (0.28)	$ (0.94)
Weighted average common shares outstanding (in Shares)	20,710,853	13,832,813	18,975,776	13,076,747